Loss Per Share (Tables)	12 Months Ended
Jun. 30, 2020
Earnings Per Share [Abstract]
Schedule of diluted earnings per share
	Fully Diluted		Weighted Average for the Year Ended
	2020	2019	2020	2019
Warrants	5,813,804	6,183,115	5,833,971	6,001,013
Restricted Stock Units	325,121	—	37,709	—
Restricted Stock Awards	75,654	215,063	7,656	2,351
Shares of common stock issuable in upon conversion of Convertible Notes	1,936,845	—	111,130	—
Total	8,151,424	6,398,178	5,990,466	6,003,364